Business and Basis of Presentation (Market Risk Benefit, Activity) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Variable Annuities
Market Risk Benefit [Roll Forward]
Net liability	$ 4,128,364	$ 7,977,878	$ (12,032)
Variable Annuities | As Previously Reported
Market Risk Benefit [Roll Forward]
Net liability				$ 13,227,814
Variable Annuities | Additional insurance reserves to be reclassed to market risk benefits, prior to transition, excluding amounts related to unrealized investment gains and losses
Market Risk Benefit [Roll Forward]
Net liability			534,422
Variable Annuities | Total liability prior to transition
Market Risk Benefit [Roll Forward]
Net liability			13,762,236
Variable Annuities | Change in reserve basis to market risk benefits framework
Market Risk Benefit [Roll Forward]
Net liability			(184,693)
Variable Annuities | Market risk benefits after transition, at current non-performance risk value
Market Risk Benefit [Roll Forward]
Net liability			13,577,543
Variable Annuities | Less: Reinsured market risk benefits
Market Risk Benefit [Roll Forward]
Net liability			13,589,575
Variable Annuities | Market risk benefits after transition, at contract inception non-performance risk value
Market Risk Benefit [Roll Forward]
Net liability			13,577,543
Variable Annuities | Cumulative change in non-performance risk
Market Risk Benefit [Roll Forward]
Net liability			722,837
Individual Variable | Market risk benefits after transition, at contract inception non-performance risk value | Retirement Strategies
Market Risk Benefit [Roll Forward]
Net liability			$ 14,300,380